Borrowings - Summary of Detailed Composition of Operational Funding (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 13,635	€ 13,153
Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 11,355	10,766
Operational funding [member] | Revolving Loan Facility Warehouse Mortgage Loans [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Floating
Coupon date	Monthly
Borrowing maturity	- / 2018-20
Borrowings	€ 729	423
Operational funding [member] | SAECURE 12" RMBS Note [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Floating
Coupon date	Quarterly
Borrowing maturity	2012 / 17
Borrowings		1,030
Operational funding [member] | SAECURE 13" RMBS Note [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Floating
Coupon date	Quarterly
Borrowing maturity	2013 / 18
Borrowings	€ 750	862
Operational funding [member] | SAECURE 14" RMBS Note [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Floating
Coupon date	Quarterly
Borrowing maturity	2014 / 19
Borrowings	€ 994	1,126
Operational funding [member] | SAECURE 15" RMBS Note [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Floating
Coupon date	Quarterly
Borrowing maturity	2014 / 20
Borrowings	€ 1,164	1,284
Operational funding [member] | Conditional Pass-Through Covered Bond One [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	0.267%
Coupon date	Annual
Borrowing maturity	2015 / 20
Borrowings	€ 747	747
Operational funding [member] | Conditional Pass-Through Covered Bond Two [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	0.25%
Coupon date	Annual
Borrowing maturity	2016 / 23
Borrowings	€ 496	495
Operational funding [member] | Conditional pass-through covered bond three [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	0.75%
Coupon date	Annual
Borrowing maturity	2017 / 27
Borrowings	€ 486
Operational funding [member] | Conditional pass-through covered bond four [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	0.375%
Coupon date	Annual
Borrowing maturity	2017 / 24
Borrowings	€ 497
Operational funding [member] | Variable Funding Surplus Note [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Floating
Coupon date	Quarterly
Borrowing maturity	2006 / 36
Borrowings	€ 1,322	1,505
Operational funding [member] | Floating Rate Guaranteed Note [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Floating
Coupon date	Quarterly
Borrowing maturity	2007 / 37
Borrowings		450
Operational funding [member] | FHLB Secured Borrowings [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Floating
Coupon date	Quarterly
Borrowing maturity	2016 / 46
Borrowings	€ 4,160	2,839
Operational funding [member] | Other [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 10	€ 3